Recent Accounting Pronouncements (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Standards Update 2017-07 [Member]
New accounting pronouncements or change in accounting principle [Line Items]
(Decrease) in operating income had the change in accounting principle been adopted	CAD (315)	CAD (280)	CAD (111)